UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2013

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments:

Putnam VT Capital Opportunities Fund

The fund's portfolio
3/31/13 (Unaudited)

COMMON STOCKS (95.4%)(a)
	Shares	Value

Aerospace and defense (2.2%)

AeroVironment, Inc.(NON)(S)	10,710	$194,172

Alliant Techsystems, Inc.	3,095	224,171

Cubic Corp.	3,540	151,229

Hexcel Corp.(NON)	6,740	195,527

		765,099
Air freight and logistics (0.4%)

Forward Air Corp.	3,715	138,532

		138,532
Airlines (1.7%)

Allegiant Travel Co.(S)	3,575	317,389

Spirit Airlines, Inc.(NON)	10,505	266,407

		583,796
Auto components (0.7%)

Autoliv, Inc. (Sweden)	1,610	111,315

BorgWarner, Inc.(NON)	1,725	133,412

		244,727
Beverages (0.2%)

Coca-Cola Bottling Co. Consolidated	965	58,209

		58,209
Biotechnology (1.2%)

Cubist Pharmaceuticals, Inc.(NON)(S)	3,436	160,874

Myriad Genetics, Inc.(NON)	9,080	230,632

		391,506
Capital markets (2.8%)

E*Trade Financial Corp.(NON)	10,260	109,885

SEI Investments Co.	17,710	510,928

Waddell & Reed Financial, Inc. Class A(S)	7,259	317,799

		938,612
Chemicals (1.5%)

Innophos Holdings, Inc.	3,705	202,145

Koppers Holdings, Inc.	2,625	115,448

Methanex Corp. (Canada)	4,370	177,553

		495,146
Commercial banks (9.4%)

Associated Banc-Corp.	11,685	177,495

Bancorp, Inc. (The)(NON)	24,894	344,782

Bank of Hawaii Corp.	3,460	175,803

Bank of the Ozarks, Inc.	4,655	206,449

BOK Financial Corp.	3,555	221,477

Bond Street Holdings, LLC 144A Class A(F)(NON)	3,695	55,425

City National Corp.(S)	3,460	203,829

Commerce Bancshares, Inc.	5,486	223,993

Cullen/Frost Bankers, Inc.	1,635	102,237

East West Bancorp, Inc.	12,225	313,816

F.N.B. Corp.	13,760	166,496

First Citizens BancShares, Inc. Class A	1,222	223,259

National Bank Holdings Corp. Class A	5,860	107,238

OmniAmerican Bancorp, Inc.(NON)	4,255	107,566

Popular, Inc. (Puerto Rico)(NON)	8,837	243,990

Signature Bank(NON)	1,205	94,906

SVB Financial Group(NON)	1,576	111,801

Valley National Bancorp	11,311	115,825

		3,196,387
Commercial services and supplies (0.6%)

Tetra Tech, Inc.(NON)	6,980	212,820

		212,820
Communications equipment (1.6%)

F5 Networks, Inc.(NON)	2,405	214,237

Netgear, Inc.(NON)	3,865	129,516

Polycom, Inc.(NON)	18,325	203,041

		546,794
Construction and engineering (0.9%)

Primoris Services Corp.	13,455	297,490

		297,490
Consumer finance (0.7%)

Portfolio Recovery Associates, Inc.(NON)	1,845	234,167

		234,167
Containers and packaging (1.3%)

Boise, Inc.	33,150	287,079

Owens-Illinois, Inc.(NON)	6,285	167,495

		454,574
Diversified consumer services (2.2%)

H&R Block, Inc.	6,973	205,146

Hillenbrand, Inc.	6,795	171,778

Sotheby's Holdings, Inc. Class A(S)	9,790	366,244

		743,168
Diversified financial services (0.8%)

CBOE Holdings, Inc.	4,945	182,668

MSCI, Inc. Class A(NON)	3,080	104,504

		287,172
Electric utilities (1.0%)

FirstEnergy Corp.	2,466	104,065

Pepco Holdings, Inc.	4,705	100,687

PNM Resources, Inc.	6,030	140,439

		345,191
Electrical equipment (2.5%)

AMETEK, Inc.	4,421	191,695

AZZ, Inc.	6,935	334,267

Brady Corp.	5,680	190,450

Hubbell, Inc. Class B	1,566	152,074

		868,486
Electronic equipment, instruments, and components (0.9%)

FLIR Systems, Inc.	6,810	177,128

MTS Systems Corp.	2,285	132,873

		310,001
Energy equipment and services (3.8%)

Atwood Oceanics, Inc.(NON)(S)	3,610	189,669

Helix Energy Solutions Group, Inc.(NON)	3,825	87,516

Helmerich & Payne, Inc.	2,785	169,629

Key Energy Services, Inc.(NON)(S)	20,825	168,266

McDermott International, Inc.(NON)	18,729	205,832

Oil States International, Inc.(NON)	2,075	169,258

Parker Drilling Co.(NON)	15,866	67,906

Superior Energy Services, Inc.(NON)	6,530	169,584

Unit Corp.(NON)	1,378	62,768

		1,290,428
Food and staples retail (0.2%)

Nash Finch Co.	3,258	63,792

		63,792
Food products (0.4%)

Fresh Del Monte Produce, Inc.	5,265	142,050

		142,050
Health-care equipment and supplies (0.8%)

Greatbatch, Inc.(NON)	4,080	121,870

Thoratec Corp.(NON)	4,129	154,838

		276,708
Health-care providers and services (5.0%)

Bio-Reference Labs, Inc.(NON)(S)	13,245	344,105

Chemed Corp.	3,560	284,729

Ensign Group, Inc. (The)	6,110	204,074

Hanger, Inc.(NON)	6,170	194,540

Magellan Health Services, Inc.(NON)	2,105	100,135

Mednax, Inc.(NON)	2,890	259,031

Owens & Minor, Inc.	5,790	188,522

Patterson Cos., Inc.	3,815	145,123

		1,720,259
Hotels, restaurants, and leisure (1.9%)

Cheesecake Factory, Inc. (The)	6,037	233,089

Choice Hotels International, Inc.(S)	4,905	207,531

Panera Bread Co. Class A(NON)	1,300	214,812

		655,432
Household durables (2.5%)

Harman International Industries, Inc.(S)	3,552	158,526

iRobot Corp.(NON)	4,449	114,161

Jarden Corp.(NON)	4,455	190,897

Lennar Corp. Class A	5,737	237,971

NVR, Inc.(NON)	130	140,414

		841,969
Household products (0.7%)

Energizer Holdings, Inc.(S)	2,240	223,395

		223,395
Insurance (4.8%)

American Financial Group, Inc.	2,315	109,685

Amtrust Financial Services, Inc.(S)	5,495	190,402

Aspen Insurance Holdings, Ltd.(S)	3,271	126,195

Endurance Specialty Holdings, Ltd.	2,342	111,971

Genworth Financial, Inc. Class A(NON)	13,335	133,350

HCC Insurance Holdings, Inc.	2,743	115,288

Horace Mann Educators Corp.	5,255	109,567

Protective Life Corp.	3,315	118,677

Stancorp Financial Group	2,631	112,502

Torchmark Corp.(S)	2,935	175,513

Validus Holdings, Ltd.	4,335	161,999

W.R. Berkley Corp.	4,085	181,251

		1,646,400
Internet software and services (3.1%)

IAC/InterActiveCorp.	4,010	179,167

j2 Global, Inc.(S)	6,260	245,455

Liquidity Services, Inc.(NON)(S)	2,620	78,102

Open Text Corp. (Canada)(NON)	3,975	234,644

ValueClick, Inc.(NON)	11,365	335,836

		1,073,204
IT Services (2.6%)

Alliance Data Systems Corp.(NON)	1,475	238,788

Broadridge Financial Solutions, Inc.	6,950	172,638

Global Payments, Inc.	4,570	226,946

NeuStar, Inc. Class A(NON)	5,270	245,213

		883,585
Leisure equipment and products (0.5%)

Polaris Industries, Inc.(S)	1,840	170,182

		170,182
Life sciences tools and services (0.4%)

Bruker Corp.(NON)	6,400	122,240

		122,240
Machinery (3.5%)

Actuant Corp. Class A(S)	5,420	165,960

AGCO Corp.	4,565	237,928

Gardner Denver, Inc.	1,762	132,344

Kennametal, Inc.(S)	4,835	188,758

Oshkosh Corp.(NON)	5,340	226,897

WABCO Holdings, Inc.(NON)	3,315	234,006

		1,185,893
Media (0.5%)

Valassis Communications, Inc.(S)	6,179	184,567

		184,567
Metals and mining (2.0%)

Commercial Metals Co.	8,500	134,725

IAMGOLD Corp. (Canada)	15,535	111,852

Kaiser Aluminum Corp.	2,140	138,351

Reliance Steel & Aluminum Co.	4,249	302,401

		687,329
Multi-utilities (0.4%)

Black Hills Corp.	2,820	124,193

		124,193
Multiline retail (0.9%)

Big Lots, Inc.(NON)	8,568	302,193

		302,193
Oil, gas, and consumable fuels (2.7%)

Cabot Oil & Gas Corp.	1,420	96,006

HollyFrontier Corp.	4,282	220,309

SM Energy Co.	1,520	90,014

Stone Energy Corp.(NON)	2,152	46,806

Tesoro Corp.	4,860	284,553

Whiting Petroleum Corp.(NON)	3,336	169,602

World Fuel Services Corp.	597	23,658

		930,948
Paper and forest products (1.8%)

Clearwater Paper Corp.(NON)	3,435	180,990

Domtar Corp. (Canada)	3,465	268,953

Schweitzer-Mauduit International, Inc.	4,625	179,126

		629,069
Personal products (0.6%)

Inter Parfums, Inc.	8,525	208,266

		208,266
Pharmaceuticals (1.1%)

Jazz Pharmaceuticals PLC(NON)	3,095	173,041

Medicines Co. (The)(NON)	5,880	196,510

		369,551
Professional services (1.8%)

Exponent, Inc.	3,175	171,260

Towers Watson & Co. Class A	3,465	240,194

TrueBlue, Inc.(NON)	9,344	197,532

		608,986
Real estate investment trusts (REITs) (5.5%)

Brandywine Realty Trust	13,080	194,238

DiamondRock Hospitality Co.(S)	16,279	151,557

Highwoods Properties, Inc.(S)	4,625	183,011

Hospitality Properties Trust	8,175	224,322

Kimco Realty Corp.(S)	5,130	114,912

LaSalle Hotel Properties(S)	7,640	193,903

Liberty Property Trust	4,330	172,118

Mack-Cali Realty Corp.	5,915	169,228

National Health Investors, Inc.(S)	1,809	118,399

Omega Healthcare Investors, Inc.(S)	6,613	200,771

Piedmont Office Realty Trust, Inc. Class A	8,435	165,242

		1,887,701
Real estate management and development (0.6%)

Jones Lang LaSalle, Inc.(S)	1,965	195,341

		195,341
Road and rail (1.5%)

Heartland Express, Inc.(S)	12,745	170,018

Landstar Systems, Inc.	5,970	340,827

		510,845
Semiconductors and semiconductor equipment (3.0%)

KLA-Tencor Corp.	3,125	164,813

Lam Research Corp.(NON)	5,696	236,156

Omnivision Technologies, Inc.(NON)(S)	10,695	147,377

Silicon Laboratories, Inc.(NON)	4,005	165,647

Skyworks Solutions, Inc.(NON)	7,450	164,124

Teradyne, Inc.(NON)	9,455	153,360

		1,031,477
Software (3.3%)

ANSYS, Inc.(NON)	1,500	122,130

Autodesk, Inc.(NON)	6,015	248,059

FactSet Research Systems, Inc.(S)	1,330	123,158

Manhattan Associates, Inc.(NON)	2,835	210,612

Synopsys, Inc.(NON)	7,147	256,434

TIBCO Software, Inc.(NON)	7,485	151,347

		1,111,740
Specialty retail (3.5%)

Aaron's, Inc.	5,626	161,354

Aeropostale, Inc.(NON)(S)	7,580	103,088

Buckle, Inc. (The)(S)	3,322	154,971

Cato Corp. (The) Class A	4,127	99,626

Foot Locker, Inc.	3,145	107,685

Francesca's Holdings Corp.(NON)(S)	6,662	190,933

Guess?, Inc.(S)	6,033	149,799

Jos. A. Bank Clothiers, Inc.(NON)(S)	5,425	216,458

		1,183,914
Textiles, apparel, and luxury goods (2.1%)

Crocs, Inc.(NON)	13,273	196,706

Deckers Outdoor Corp.(NON)	2,381	132,598

Iconix Brand Group, Inc.(NON)(S)	8,506	220,050

Steven Madden, Ltd.(NON)	4,102	176,960

		726,314
Thrifts and mortgage finance (0.8%)

Provident New York Bancorp	13,424	121,756

Simplicity Bancorp, Inc.	10,306	154,899

		276,655
Tobacco (0.3%)

Universal Corp.(S)	1,554	87,086

		87,086
Trading companies and distributors (0.2%)

MSC Industrial Direct Co., Inc. Class A(S)	797	68,367

		68,367

Total common stocks (cost $25,210,289)		$32,531,956

SHORT-TERM INVESTMENTS (22.4%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.19%(d)	6,167,015	$6,167,015

Putnam Short Term Investment Fund 0.08%(AFF)	1,476,956	1,476,956

Total short-term investments (cost $7,643,971)		$7,643,971

TOTAL INVESTMENTS

Total investments (cost $32,854,260)(b)		$40,175,927

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2013 through March 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures , references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $34,097,662.
(b)	The aggregate identified cost on a tax basis is $32,925,275, resulting in gross unrealized appreciation and depreciation of $7,767,901 and $517,249, respectively, or net unrealized appreciation of $7,250,652.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$149,305	$2,207,942	$2,357,247	$143	$—
	Putnam Short Term Investment Fund *	—	2,685,207	1,208,251	134	1,476,956
	Totals	$149,305	$4,893,149	$3,565,498	$277	$1,476,956
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $6,041,895.
The fund received cash collateral of $6,167,015, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$5,052,466	$—	$—
Consumer staples	782,798	—	—
Energy	2,221,376	—	—
Financials	8,607,010	55,425	—
Health care	2,880,264	—	—
Industrials	5,240,314	—	—
Information technology	4,956,801	—	—
Materials	2,266,118	—	—
Utilities	469,384	—	—
	—	—	—
Total common stocks	32,476,531	55,425	—
Short-term investments	1,476,956	6,167,015	—

Totals by level	$33,953,487	$6,222,440	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 24, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 24, 2013